UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22268
Van Kampen Partners Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 3/31
Date of reporting period: 6/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.8%
Aerospace & Defense 3.5%
Boeing Co.	536	$22,780
Honeywell International, Inc.	464	14,570

		37,350

Alternative Carriers 0.5%
tw telecom, Inc., Class A (a)	539	5,536

Aluminum 1.5%
Alcoa, Inc.	1,544	15,949

Apparel, Accessories & Luxury Goods 1.0%
Coach, Inc.	397	10,671

Apparel Retail 0.5%
HOT Topic, Inc. (a)	802	5,863

Auto Parts & Equipment 1.4%
TRW Automotive Holdings Corp. (a)	1,283	14,498

Automotive Retail 1.7%
AutoZone, Inc. (a)	72	10,880
O’Reilly Automotive, Inc. (a)	204	7,768

		18,648

Biotechnology 2.7%
Amgen, Inc. (a)	146	7,729
Biogen Idec, Inc. (a)	62	2,799
Cephalon, Inc. (a)	64	3,626
Gilead Sciences, Inc. (a)	190	8,900
Myriad Genetics, Inc. (a)	151	5,383
Myriad Pharmaceuticals, Inc. (a)	30	139

		28,576

Broadcasting & Cable TV 0.5%
DIRECTV Group, Inc. (a)	213	5,263

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Commodity Chemicals 0.3%
Celanese Corp.	152	$3,610

Communications Equipment 1.4%
3Com Corp. (a)	1,178	5,549
QUALCOMM, Inc.	211	9,537

		15,086

Computer Hardware 1.1%
Apple, Inc. (a)	50	7,121
NCR Corp. (a)	372	4,401

		11,522

Construction & Farm Machinery & Heavy Trucks 3.3%
Caterpillar, Inc.	711	23,491
Deere & Co.	82	3,276
Navistar International Corp. (a)	205	8,938

		35,705

Consumer Finance 0.7%
Nelnet, Inc., Class A (a)	548	7,447

Data Processing & Outsourced Services 1.6%
Automatic Data Processing, Inc.	472	16,728

Distributors 1.6%
Genuine Parts Co.	502	16,847

Diversified Banks 0.9%
Grupo Financiero Galicia SA, Class B — ADR (Argentina) (a)	1,650	5,428
Wells Fargo & Co.	187	4,537

		9,965

Diversified Chemicals 0.5%
Huntsman Corp.	976	4,909

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	91	$4,560

Education Services 2.0%
Apollo Group, Inc., Class A (a)	208	14,793
ITT Educational Services, Inc. (a)	61	6,140

		20,933

Electrical Components & Equipment 3.5%
Emerson Electric Co.	848	27,475
General Cable Corp. (a)	261	9,809

		37,284

Fertilizers & Agricultural Chemicals 1.3%
Monsanto Co.	121	8,995
Scotts Miracle-Gro Co., Class A	126	4,416

		13,411

Food Distributors 2.1%
Andersons Inc.	169	5,060
Sysco Corp.	763	17,152

		22,212

General Merchandise Stores 0.4%
Family Dollar Stores, Inc.	147	4,160

Gold 0.5%
Newmont Mining Corp.	124	5,068

Health Care Distributors 0.4%
Owens & Minor, Inc.	91	3,988

Health Care Equipment 1.1%
Greatbatch, Inc. (a)	167	3,776
Thoratec Corp. (a)	282	7,552

		11,328

Health Care Facilities 1.3%
Health Management Associates, Inc., Class A (a)	1,853	9,154

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Facilities (continued)
Tenet Healthcare Corp. (a)	1,523	$4,295

		13,449

Healthcare 0.5%
HCP, Inc. (REIT)	274	5,806

Home Improvement Retail 2.8%
Home Depot, Inc.	1,279	30,223

Household Products 2.8%
Central Garden & Pet Co., Class A (a)	476	4,688
Clorox Co.	61	3,406
Kimberly-Clark Corp.	209	10,958
Procter & Gamble Co.	202	10,322

		29,374

Independent Power Producers & Energy Traders 0.6%
Dynegy, Inc., Class A (a)	2,934	6,660

Industrial Conglomerates 0.7%
General Electric Co.	607	7,114

Industrial Machinery 3.6%
Illinois Tool Works, Inc.	679	25,354
Ingersoll-Rand PLC (Ireland)	629	13,146

		38,500

Insurance Brokers 0.4%
Marsh & McLennan Cos., Inc.	204	4,107

Integrated Oil & Gas 9.4%
BP PLC — ADR (United Kingdom)	416	19,835
Chevron Corp.	349	23,121
Exxon Mobil Corp.	370	25,867
Occidental Petroleum Corp.	131	8,621
Total SA — ADR (France)	412	22,343

		99,787

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Telecommunication Services 3.9%
AT&T, Inc.	1,077	$26,753
NTELOS Holdings Corp.	396	7,294
Verizon Communications, Inc.	246	7,560

		41,607

Internet Retail 1.0%
Amazon.com, Inc. (a)	61	5,103
Netflix, Inc. (a)	143	5,912

		11,015

Internet Software & Services 0.9%
Google, Inc., Class A (a)	24	10,118

Investment Banking & Brokerage 0.8%
Charles Schwab Corp.	221	3,876
Goldman Sachs Group, Inc.	35	5,161

		9,037

Leisure Products 0.5%
Hasbro, Inc.	200	4,848

Managed Health Care 0.9%
Health Net, Inc. (a)	633	9,843

Movies & Entertainment 1.2%
Walt Disney Co.	567	13,228

Multi-Utilities 0.3%
PG&E Corp.	89	3,421

Oil & Gas Drilling 0.3%
Diamond Offshore Drilling, Inc.	36	2,990

Oil & Gas Equipment & Services 1.5%
National-Oilwell Varco, Inc. (a)	104	3,397
Oil States International, Inc. (a)	522	12,637

		16,034

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Packaged Foods & Meats 4.6%
General Mills, Inc.	76	$4,257
Green Mountain Coffee Roasters, Inc. (a)	103	6,089
JM Smucker Co.	171	8,321
Kraft Foods, Inc., Class A	923	23,389
Unilever N.V. (Netherlands)	277	6,698

		48,754

Pharmaceuticals 5.5%
Abbott Laboratories	256	12,042
Bristol-Myers Squibb Co.	171	3,473
Johnson & Johnson	237	13,462
Merck & Co., Inc.	511	14,287
Pfizer, Inc.	1,023	15,345

		58,609

Restaurants 3.4%
Brinker International, Inc.	226	3,849
Darden Restaurants, Inc.	231	7,618
McDonald’s Corp.	435	25,008

		36,475

Semiconductors 3.5%
Amkor Technology, Inc. (a)	1,809	8,557
Intel Corp.	1,494	24,726
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR (Republic of China (Taiwan))	391	3,679

		36,962

Soft Drinks 2.5%
Coca-Cola Co.	422	20,252
Hansen Natural Corp. (a)	194	5,979

		26,231

Specialized Finance 1.3%
IntercontinentalExchange, Inc. (a)	72	8,225

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Specialized Finance (continued)
PHH Corp. (a)	334	$6,072

		14,297

Steel 2.9%
AK Steel Holding Corp.	639	12,263
Nucor Corp.	417	18,527

		30,790

Systems Software 2.2%
BMC Software, Inc. (a)	256	8,650
Microsoft Corp.	393	9,341
Oracle Corp.	242	5,184

		23,175

Technology Distributors 0.5%
Tech Data Corp. (a)	174	5,692

Thrifts & Mortgage Finance 0.7%
People’s United Financial, Inc.	516	7,761

Tobacco 0.9%
Altria Group, Inc.	183	2,999
Universal Corp.	191	6,324

		9,323

Total Common Stocks 97.8%		1,042,347

Investment Companies 0.8%
iShares Russell 3000 Index Fund	150	8,135

Total Long-Term Investments 98.6% (Cost $1,030,198)		1,050,482

Repurchase Agreements 1.5%
Banc of America Securities ($894 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $894)		894

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($15,106 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $15,106)	15,106

Total Repurchase Agreements 1.5% (Cost $16,000)	16,000

Total Investments 100.1% (Cost $1,046,198)	1,066,482

Liabilities in Excess of Other Assets (0.1%)	(872)

Net Assets 100.0%	$1,065,610

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Common Stocks
Aerospace & Defense	$37,350	$—	$—	$37,350
Alternative Carriers	5,536	—	—	5,536
Aluminum	15,949	—	—	15,949
Apparel Retail	5,863	—	—	5,863
Apparel, Accessories & Luxury Goods	10,671	—	—	10,671
Auto Parts & Equipment	14,498	—	—	14,498
Automotive Retail	18,648	—	—	18,648

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Biotechnology	28,576	—	—	28,576
Broadcasting & Cable TV	5,263	—	—	5,263
Commodity Chemicals	3,610	—	—	3,610
Communications Equipment	15,086	—	—	15,086
Computer Hardware	11,522	—	—	11,522
Construction & Farm Machinery & Heavy Trucks	35,705	—	—	35,705
Consumer Finance	7,447	—	—	7,447
Data Processing & Outsourced Services	16,728	—	—	16,728
Distributors	16,847	—	—	16,847
Diversified Banks	9,965	—	—	9,965
Diversified Chemicals	4,909	—	—	4,909
Diversified Metals & Mining	4,560	—	—	4,560
Education Services	20,933	—	—	20,933
Electrical Components & Equipment	37,284	—	—	37,284
Fertilizers & Agricultural Chemicals	13,411	—	—	13,411
Food Distributors	22,212	—	—	22,212
General Merchandise Stores	4,160	—	—	4,160
Gold	5,068	—	—	5,068
Health Care Distributors	3,988	—	—	3,988
Health Care Equipment	11,328	—	—	11,328
Health Care Facilities	13,449	—	—	13,449
Healthcare	5,806	—	—	5,806
Home Improvement Retail	30,223	—	—	30,223
Household Products	29,374	—	—	29,374
Independent Power Producers & Energy Traders	6,660	—	—	6,660
Industrial Conglomerates	7,114	—	—	7,114
Industrial Machinery	38,500	—	—	38,500
Insurance Brokers	4,107	—	—	4,107
Integrated Oil & Gas	99,787	—	—	99,787
Integrated Telecommunication Services	41,607	—	—	41,607
Internet Retail	11,015	—	—	11,015
Internet Software & Services	10,118	—	—	10,118
Investment Banking & Brokerage	9,037	—	—	9,037
Leisure Products	4,848	—	—	4,848
Managed Health Care	9,843	—	—	9,843
Movies & Entertainment	13,228	—	—	13,228
Multi-Utilities	3,421	—	—	3,421
Oil & Gas Drilling	2,990	—	—	2,990
Oil & Gas Equipment & Services	16,034	—	—	16,034
Packaged Foods & Meats	48,754	—	—	48,754
Pharmaceuticals	58,609	—	—	58,609
Restaurants	36,475	—	—	36,475
Semiconductors	36,962	—	—	36,962
Soft Drinks	26,231	—	—	26,231
Specialized Finance	14,297	—	—	14,297
Steel	30,790	—	—	30,790
Systems Software	23,175	—	—	23,175
Technology Distributors	5,692	—	—	5,692
Thrifts & Mortgage Finance	7,761	—	—	7,761
Tobacco	9,323	—	—	9,323

Van Kampen O’Shaughnesssy All Cap Core Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Investment Companies	8,135	—	—	8,135
Short-Term Investments	—	16,000	—	16,000

Total Assets	$1,050,482	$16,000	$—	$1,066,482

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.9%
Aerospace & Defense 1.7%
BAE Systems PLC — ADR (United Kingdom)	188	$4,266
Empresa Brasileira de Aeronautica SA — ADR (Brazil) (a)	635	10,516
Honeywell International, Inc.	148	4,647

		19,429

Aluminum 1.6%
Alcoa, Inc.	1,183	12,221
Aluminum Corp. of China, Ltd. — ADR (China)	289	6,745

		18,966

Apparel Retail 0.7%
Limited Brands, Inc.	684	8,188

Automobile Manufacturers 2.1%
Daimler AG (Germany)	494	17,917
Nissan Motor Co., Ltd. — ADR (Japan)	535	6,463

		24,380

Brewers 1.7%
Companhia de Bebidas das Americas — ADR (Brazil)	295	19,125

Commercial Printing 1.3%
R.R. Donnelley & Sons Co.	1,292	15,013

Communications Equipment 0.5%
Nokia — ADR (Finland)	374	5,453

Computer Storage & Peripherals 1.2%
Seagate Technology (Cayman Islands)	1,327	13,880

Construction Materials 0.4%
CRH PLC — ADR (Ireland)	190	4,376

Consumer Finance 1.0%
Capital One Financial Corp.	523	11,443

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Department Stores 0.3%
Macy’s, Inc.	323	$3,799

Diversified Banks 11.3%
Banco Bilbao Vizcaya Argentaria SA — ADR (Spain)	858	10,776
Banco Bradesco SA — ADR (Brazil)	349	5,155
Banco Santander SA — ADR (Spain)	2,243	27,140
Barclays PLC — ADR (United Kingdom)	940	17,334
Comerica, Inc.	314	6,641
Deutsche Bank AG (Germany)	311	18,971
HSBC Holdings PLC — ADR (United Kingdom)	167	6,976
Itau Unibanco Banco Multiplo SA — ADR (Brazil)	338	5,351
KB Financial Group, Inc. — ADR (Republic of Korea (South Korea)) (a)	269	8,960
U.S. Bancorp	694	12,436
Wells Fargo & Co.	447	10,844

		130,584

Diversified Capital Markets 0.9%
Credit Suisse Group AG — ADR (Switzerland)	222	10,152

Diversified Chemicals 2.1%
BASF SE — ADR (Germany)	181	7,195
Dow Chemical Co.	580	9,361
Du Pont (E.I.) de Nemours & Co.	302	7,737

		24,293

Diversified Metals & Mining 2.7%
Rio Tinto PLC — ADR (United Kingdom) (a)	36	5,899
Southern Copper Corp.	1,209	24,712

		30,611

Electronic Equipment Manufacturers 2.4%
AU Optronics Corp. — ADR (Republic of China (Taiwan))	2,905	28,120

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electronic Manufacturing Services 0.3%
Tyco Electronics Ltd. (Switzerland)	171	$3,179

Environmental & Facilities Services 0.4%
Waste Management, Inc.	159	4,477

Food Distributors 0.3%
Sysco Corp.	175	3,934

Home Entertainment Software 0.5%
Nintendo Co., Ltd. — ADR (Japan)	184	6,343

Hotels, Resorts & Cruise Lines 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	250	5,550

Housewares & Specialties 0.4%
Newell Rubbermaid, Inc.	499	5,195

Industrial Conglomerates 1.3%
General Electric Co.	620	7,266
Koninklijke Philips Electronics NV (Netherlands)	407	7,497

		14,763

Integrated Oil & Gas 10.5%
BP PLC — ADR (United Kingdom)	450	21,456
Chevron Corp.	79	5,234
ConocoPhillips	136	5,720
ENI SpA — ADR (Italy)	727	34,467
PetroChina Co., Ltd. — ADR (China)	38	4,198
Repsol YPF SA — ADR (Spain)	535	11,963
Royal Dutch Shell PLC — ADR (Netherlands)	192	9,636
StatoilHydro ASA — ADR (Norway)	833	16,468
Total SA — ADR (France)	207	11,226

		120,368

Integrated Telecommunication Services 20.2%
AT&T, Inc.	1,077	26,753

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Telecommunication Services (continued)
BCE, Inc. (Canada)	513	$10,598
Chunghwa Telecom Co., Ltd. — ADR (Republic of China (Taiwan))	787	15,606
Deutsche Telekom AG — ADR (Germany)	2,211	26,090
France Telecom — ADR (France)	1,365	31,136
Hellenic Telecommunications Organization SA — ADR (Greece)	543	4,154
Portugal Telecom SGPS SA — ADR (Portugal)	2,451	23,946
Qwest Communications International, Inc.	10,170	42,205
Tele Norte Leste Participacoes SA — ADR (Brazil)	1,234	18,350
Telefonica, SA — ADR (Spain)	134	9,097
TELUS Corp. (Canada)	300	7,740
Verizon Communications, Inc.	530	16,287

		231,962

Life & Health Insurance 0.3%
Aflac, Inc.	117	3,638

Motorcycle Manufacturers 1.0%
Harley-Davidson, Inc.	713	11,558

Multi-Line Insurance 4.3%
Allianz SE — ADR (Germany)	2,949	27,160
AXA SA — ADR (France)	756	14,334
Hartford Financial Services Group, Inc.	661	7,846

		49,340

Office Services & Supplies 0.7%
Avery Dennison Corp.	166	4,263
Pitney Bowes, Inc.	151	3,311

		7,574

Oil & Gas Exploration & Production 0.6%
CNOOC, Ltd. — ADR (China)	59	7,259

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Refining & Marketing 0.5%
Valero Energy Corp.	318	$5,371

Paper Products 2.4%
International Paper Co.	1,445	21,863
MeadWestvaco Corp.	320	5,251

		27,114

Pharmaceuticals 7.3%
AstraZeneca PLC — ADR (United Kingdom)	188	8,299
Bristol-Myers Squibb Co.	858	17,426
Eli Lilly & Co.	241	8,348
GlaxoSmithKline PLC — ADR (United Kingdom)	343	12,122
Merck & Co., Inc.	425	11,883
Pfizer, Inc.	1,273	19,095
Sanofi Aventis — ADR (France)	221	6,517

		83,690

Railroads 0.4%
Norfolk Southern Corp.	117	4,407

Regional Banks 1.4%
PNC Financial Services Group, Inc.	212	8,228
Regions Financial Corp.	1,864	7,530

		15,758

Semiconductors 1.1%
Intel Corp.	232	3,839
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR (Republic of China (Taiwan))	982	9,241

		13,080

Steel 5.2%
ArcelorMittal (Luxembourg)	312	10,321
Cia Siderurgica Nacional SA — ADR (Brazil)	1,336	29,860
Gerdau, SA — ADR (Brazil)	1,907	19,966

		60,147

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Tobacco 3.3%
Altria Group, Inc.	730	$11,965
Reynolds American, Inc.	678	26,184

		38,149

Wireless Telecommunication Services 4.1%
America Movil SAB de CV, Ser L — ADR (Mexico)	339	13,126
Mobile TeleSystems — ADR (Russia)	281	10,378
Vodafone Group PLC — ADR (United Kingdom)	1,235	24,070

		47,574

Total Long-Term Investments 98.9% (Cost $1,108,309)		1,138,242

Repurchase Agreements 2.9%
Banc of America Securities ($1,901 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $1,901)		1,901
JPMorgan Chase & Co. ($32,099 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $32,099)		32,099

Total Repurchase Agreements 2.9% (Cost $34,000)		34,000

Total Investments 101.8% (Cost $1,142,309)		1,172,242

Liabilities in Excess of Other Assets (1.8%)		(21,153)

Net Assets 100.0%		$1,151,089

Percentages are calculated as a percentage of net assets.

(a)		Non-income producing security

ADR	—	American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued
the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Common Stocks
Aerospace & Defense	$19,429	$—	$—	$19,429
Aluminum	18,966	—	—	18,966
Apparel Retail	8,188	—	—	8,188
Automobile Manufacturers	24,380	—	—	24,380
Brewers	19,125	—	—	19,125
Commercial Printing	15,013	—	—	15,013
Communications Equipment	5,453	—	—	5,453
Computer Storage & Peripherals	13,880	—	—	13,880
Construction Materials	4,376	—	—	4,376
Consumer Finance	11,443	—	—	11,443
Department Stores	3,799	—	—	3,799
Diversified Banks	130,584	—	—	130,584
Diversified Capital Markets	10,152	—	—	10,152
Diversified Chemicals	24,293	—	—	24,293
Diversified Metals & Mining	30,611	—	—	30,611
Electronic Equipment Manufacturers	28,120	—	—	28,120
Electronic Manufacturing Services	3,179	—	—	3,179
Environmental & Facilities Services	4,477	—	—	4,477
Food Distributors	3,934	—	—	3,934
Home Entertainment Software	6,343	—	—	6,343
Hotels, Resorts & Cruise Lines	5,550	—	—	5,550

Van Kampen O’Shaughnessy Enhanced Dividend Fund
Portfolio of Investments – June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Integrated Oil & Gas	$120,368	$—	$—	$120,368
Integrated Telecommunication Services	231,962	—	—	231,962
Life & Health Insurance	3,638	—	—	3,638
Motorcycle Manufacturers	11,558	—	—	11,558
Multi-Line Insurance	49,340	—	—	49,340
Office Services & Supplies	7,574	—	—	7,574
Oil & Gas Exploration & Production	7,259	—	—	7,259
Oil & Gas Refining & Marketing	5,371	—	—	5,371
Paper Products	27,114	—	—	27,114
Pharmaceuticals	83,690	—	—	83,690
Railroads	4,407	—	—	4,407
Regional Banks	15,758	—	—	15,758
Semiconductors	13,080	—	—	13,080
Steel	60,147	—	—	60,147
Tobacco	38,149	—	—	38,149
Wireless Telecommunication Services	47,574	—	—	47,574
Short-Term Investments	—	34,000	—	34,000

Total Assets	$1,138,242	$34,000	$—	$1,172,242

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.4%
Australia 2.3%
Caltex Australia Ltd.	987	$10,966
National Australia Bank Ltd. — ADR	715	12,784
Taborcorp Holdings Ltd.	2,717	15,635
Telstra Corp. Ltd. — ADR	1,789	24,330
Wesfarmers Ltd.	822	14,964

		78,679

Austria 0.6%
Voestalpine AG	698	19,150

Belgium 3.8%
Belgacom SA	377	12,052
Colruyt SA	46	10,498
Delhaize Group — ADR	230	16,210
Dexia SA (a)	5,963	45,219
KBC Groep NV (a)	1,176	21,453
Mobistar SA	357	22,036

		127,468

Brazil 2.0%
Brasil Telecom SA — ADR	484	9,472
Centrais Eletricas Brasileiras SA, Class B — ADR	1,245	16,260
Companhia Energetica de Minas Gerais — ADR	1,710	22,982
CPFL Energia SA — ADR	348	16,857

		65,571

Canada 3.5%
Canadian Oil Sands Trust	1,069	25,541
Daylight Resources Trust	1,455	9,219
Manitoba Telecom Services, Inc.	193	5,653
Metro, Inc., Class A	643	21,018
Penn West Energy Trust	2,529	32,194
SNC-Lavalin Group, Inc.	285	10,499

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Canada (continued)
TELUS Corp.	560	$14,448

		118,572

China 0.6%
ZTE Corp.	5,600	19,379

Denmark 1.4%
Danske Bank AS (a)	942	16,260
DS Norden	870	29,908

		46,168

Egypt 1.1%
Orascom Construction Industries — GDR	1,100	35,956

Finland 2.1%
Metso Corp. Oyj (a)	2,276	42,632
Outokumpu Oyj	640	11,085
Rautaruukki Oyj	881	17,619

		71,336

France 2.5%
Credit Agricole SA — ADR	2,259	13,893
France Telecom SA — ADR	1,372	31,295
Renault SA (a)	1,073	39,612

		84,800

Germany 4.6%
Aurubis AG	630	18,284
Commerzbank AG (a)	4,307	26,779
Deutsche Bank AG	416	25,376
Deutsche Lufthansa AG	837	10,521
Deutsche Telekom AG	1,408	16,641
Douglas Holding AG	264	10,020
Hannover Rueckversicherung AG (a)	335	12,393
Suedzucker AG	1,755	35,695

		155,709

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Greece 1.7%
Alpha Bank AE (a)	1,718	$18,564
EFG Eurobank Ergasias SA (a)	1,555	16,199
Piraeus Bank SA (a)	2,222	21,902

		56,665

Hungary 0.8%
Magyar Telekom Telecommunications PLC — ADR	1,893	28,244

Israel 1.1%
Bank Hapoalim BM (a)	8,086	21,379
Cellcom Israel Ltd.	543	14,428

		35,807

Italy 2.3%
Enel SpA	2,104	10,250
ENI SpA — ADR	271	12,848
Intesa Sanpaolo SpA — ADR (a)	1,354	26,105
UniCredit SpA (a)	10,526	26,967

		76,170

Japan 10.0%
Acom Co., Ltd.	640	15,974
FamilyMart Co., Ltd.	700	21,940
Fast Retailing Co., Ltd.	200	26,049
Fuji Heavy Industries Ltd. (a)	4,000	16,087
GS Yuasa Corp.	6,000	52,681
Lawson, Inc.	500	21,972
Net One Systems Co., Ltd.	14	24,587
Nippon Telegraph & Telephone Corp. — ADR	1,408	28,653
Nippon Unipac Holding	600	15,501
Nitori Co., Ltd.	250	17,744
NTT DoCoMo, Inc. — ADR	1,604	23,338
Pigeon Corp.	500	15,920
Rengo Co., Ltd.	2,000	12,864

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	1,000	$20,639
Yamazaki Baking Co., Ltd.	2,000	22,560

		336,509

Liberia 0.7%
Excel Maritime Carriers Ltd. (a)	3,636	24,470

Luxembourg 0.9%
Evraz Group SA — GDR (a)	1,550	29,388

Mexico 0.3%
Grupo Modelo, SA de CV (a)	2,665	9,520

Netherlands 2.3%
Aegon NV	4,981	30,683
ING Groep NV — ADR (a)	2,784	28,230
Koninklijke DSM NV	591	18,517

		77,430

New Zealand 0.5%
Telecom Corp. of New Zealand Ltd. — ADR	1,831	15,948

Norway 1.5%
DnB NOR ASA (a)	5,316	40,702
StatoilHydro ASA — ADR	447	8,837

		49,539

Poland 3.1%
KGHM Polska Miedz SA	3,788	97,162
Telekomunikacja Polska SA	1,356	6,571

		103,733

Republic of Korea (South Korea) 2.5%
LG Dacom Corp.	680	9,392
LG Telecom Ltd.	3,420	21,514
SK Corp.	118	9,836
SK Telecome Co., Ltd. — ADR	561	8,499

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Republic of Korea (South Korea) (continued)
S-Oil Corp.	748	$33,304

		82,545

Singapore 0.3%
Singapore Airlines Ltd.	1,000	9,162

South Africa 2.3%
Impala Platinum Holdings Ltd. — ADR	378	8,358
Massmart Holdings Ltd.	1,282	13,342
Sanlam Ltd.	13,185	29,586
Shoprite Holdings Ltd.	2,078	14,850
Telkom SA Ltd. — ADR	608	12,184

		78,320

Spain 0.7%
ACS, Actividades de Construccion y Servicios SA	246	12,473
Mapfre SA	3,724	12,121

		24,594

Sweden 2.2%
Boliden AB	3,267	24,773
Swedbank AB, Class A (a)	4,583	26,683
Volvo AB, Class B	3,520	21,812

		73,268

Switzerland 0.5%
Swisscom AG — ADR	518	15,877

Turkey 5.4%
Tupras-Turkiye Petrol Rafinerileri AS	5,480	66,490
Turk Hava Yollari Anonim Ortakligi	20,735	31,055
Turk Telekomunikasyon AS	14,904	46,554
Turkiye Halk Bankasi AS	9,399	36,878

		180,977

United Kingdom 6.7%
Amlin PLC	1,934	9,635

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

United Kingdom (continued)
Antofagasta PLC	1,420	$13,789
AstraZeneca PLC — ADR	775	34,208
BHP Billiton PLC — ADR	254	11,547
BP PLC — ADR	348	16,593
HMV Group PLC	4,415	8,208
Home Retail Group PLC	2,868	12,300
J Sainsbury PLC — ADR	936	19,179
Marks & Spencer Group PLC — ADR	1,570	15,700
Premier Farnell PLC	4,773	9,921
Royal Dutch Shell PLC — ADR	253	12,868
Thomas Cook Group PLC	2,585	8,767
Thomson Reuters PLC — ADR	70	12,037
TUI Travel PLC	10,295	39,362

		224,114

United States 22.1%
Aaron’s, Inc., Class B	694	20,695
Aeropostale, Inc. (a)	772	26,456
American Italian Pasta Co., Class A (a)	1,300	37,882
Atmos Energy Corp.	515	12,896
AutoZone, Inc. (a)	102	15,413
BB&T Corp.	508	11,166
Beacon Roofing Supply, Inc. (a)	1,022	14,778
Cal-Maine Foods, Inc.	452	11,282
Collective Brands, Inc. (a)	664	9,675
Comerica, Inc.	742	15,693
Corinthian Colleges, Inc. (a)	1,011	17,116
Dollar Tree, Inc. (a)	499	21,008
Express Scripts, Inc. (a)	203	13,956
EZCORP, Inc., Class A (a)	1,376	14,833
Family Dollar Stores, Inc.	789	22,329
Flowers Foods, Inc.	877	19,154

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

United States (continued)
Fluor Corp.	273	$14,002
Foot Locker, Inc.	2,001	20,951
Gentiva Health Services, Inc. (a)	1,079	17,760
Hanger Orthopedic Group, Inc. (a)	790	10,736
Hasbro, Inc.	628	15,223
Hess Corp.	207	11,126
Hot Topic, Inc. (a)	1,239	9,057
Insituform Technologies, Inc., Class A (a)	695	11,794
International Paper Co.	570	8,624
Laclede Group, Inc.	851	28,194
Leggett & Platt, Inc.	659	10,037
ManTech International Corp., Class A (a)	832	35,809
MasTec, Inc. (a)	1,408	16,502
Monro Muffler, Inc.	425	10,927
NewMarket Corp.	216	14,543
Nicor, Inc.	458	15,856
Owens & Minor, Inc.	338	14,811
Panera Bread Co., Class A (a)	445	22,188
Pulte Homes, Inc. (a)	688	6,075
Qwest Communications International, Inc.	3,063	12,712
Rent-A-Center, Inc. (a)	599	10,680
Rock-Tenn Co., Class A	309	11,791
Ross Stores, Inc.	590	22,774
Ryder System, Inc.	349	9,744
Southern Copper Corp.	848	17,333
Stanley, Inc. (a)	229	7,530
Stifel Financial Corp. (a)	391	18,803
Tetra Tech, Inc. (a)	849	24,324
Wal-Mart Stores, Inc.	314	15,210
Western Digital Corp. (a)	406	10,759

		740,207

Total Common Stocks 92.4%		3,095,275

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Investment Companies 6.5%
United States 6.5%
iShares MSCI ACWI Index Fund	4,310	$148,695
iShares S&P Global 100 Index Fund	1,390	68,541

Total Investment Companies 6.5%		217,236

Preferred Stocks 0.5%
Brazil 0.5%
Eletropaulo Metropolitana SA, Class B	1,000	17,724

Total Long-Term Investments 99.4% (Cost $3,117,812)		3,330,235

Repurchase Agreements 2.0%
Banc of America Securities ($3,689 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $3,689)		3,689
JPMorgan Chase & Co. ($62,310 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $62,311)		62,310
State Street Bank & Trust Co. ($1 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 06/30/09, to be sold on 07/01/09 at $1)		1

Total Repurchase Agreements 2.0% (Cost $66,000)		66,000

Total Investments 101.4% (Cost $3,183,812)		3,396,235

Foreign Currency 0.0% (Cost $1,032)		1,034

Liabilities in Excess of Other Assets (1.4%)		(46,136)

Net Assets 100.0%		$3,351,133

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)
Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $1,628,684.
(a)	Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Security Valuation Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-trade securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)
measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent of
Investment	Quoted	Observable	Unobservable		Net
Type	Prices	Inputs	Inputs	Total	Assets*

Assets
Common Stocks
Diversified Banks	$93,851	$318,986	$—	$412,837	12.3%
Integrated Telecommunication Services	198,816	91,210	—	290,026	8.7
Diversified Metals & Mining	28,880	154,007	—	182,887	5.5
Food Retail	56,407	69,259	—	125,666	3.8
Oil & Gas Refining & Marketing	—	120,596	—	120,596	3.6
Apparel Retail	88,912	26,049	—	114,961	3.4
Packaged Foods & Meats	68,317	43,199	—	111,516	3.3
Construction & Engineering	52,798	48,429	—	101,227	3.0
Wireless Telecommunication Services	46,265	43,550	—	89,815	2.7
Steel	—	77,242	—	77,242	2.3
Oil & Gas Exploration & Production	66,954	—	—	66,954	2.0
Electric Utilities	56,099	10,250	—	66,349	2.0
Integrated Oil & Gas	62,272	—	—	62,272	1.9
IT Consulting & Other Services	35,809	24,588	—	60,397	1.8
Life & Health Insurance	30,683	29,586	—	60,269	1.8
Gas Utilities	56,945	—	—	56,945	1.7

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent of
Investment	Quoted	Observable	Unobservable		Net
Type	Prices	Inputs	Inputs	Total	Assets*

Automobile Manufacturers	$—	$55,699	$—	$55,699	1.6%
Marine	24,470	29,909	—	54,379	1.6
Electrical Components & Equipment	—	52,681	—	52,681	1.6
Airlines	—	50,738	—	50,738	1.5
Home Furnishing Retail	31,375	17,744	—	49,119	1.5
Hotels, Resorts & Cruise Lines	—	48,129	—	48,129	1.4
General Merchandise Stores	43,337	—	—	43,337	1.3
Industrial Machinery	—	42,632	—	42,632	1.3
Agricultural Products	—	35,695	—	35,695	1.1
Pharmaceuticals	34,208	—	—	34,208	1.0
Specialty Chemicals	14,543	18,517	—	33,060	1.0
Health Care Services	31,717	—	—	31,717	0.9
Consumer Finance	14,833	15,974	—	30,807	0.9
Hypermarkets & Super Centers	15,210	13,343	—	28,553	0.8
Other Diversified Financial Services	28,230	—	—	28,230	0.8
Automotive Retail	26,340	—	—	26,340	0.8
Paper Packaging	11,791	12,864	—	24,655	0.7
Environmental & Facilities Services	24,324	—	—	24,324	0.7
Paper Products	8,624	15,501	—	24,125	0.7
Restaurants	22,188	—	—	22,188	0.7
Construction & Farm Machinery & Heavy Trucks	—	21,812	—	21,812	0.7
Communications Equipment	—	19,379	—	19,379	0.6
Investment Banking & Brokerage	18,803	—	—	18,803	0.6
Specialty Stores	—	18,228	—	18,228	0.5
Education Services	17,116	—	—	17,116	0.5
Household Products	—	15,920	—	15,920	0.5
Department Stores	15,700	—	—	15,700	0.5

Van Kampen O’Shaughnessy Global Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant		Percent of
Investment	Quoted	Observable	Unobservable		Net
Type	Prices	Inputs	Inputs	Total	Assets*

Casinos & Gaming	$—	$15,635	$—	$15,635	0.5%
Leisure Products	15,223	—	—	15,223	0.5
Industrial Conglomerates	—	14,963	—	14,963	0.4
Health Care Distributors	14,811	—	—	14,811	0.4
Trading Companies & Distributors	14,778	—	—	14,778	0.4
Reinsurance	—	12,393	—	12,393	0.4
Catalog Retail	—	12,300	—	12,300	0.4
Multi-Line Insurance	—	12,121	—	12,121	0.4
Publishing	12,037	—	—	12,037	0.4
Regional Banks	11,166	—	—	11,166	0.3
Computer Storage & Peripherals	10,759	—	—	10,759	0.3
Health Care Facilities	10,736	—	—	10,736	0.3
Home Furnishings	10,037	—	—	10,037	0.3
Technology Distributors	—	9,921	—	9,921	0.3
Trucking	9,744	—	—	9,744	0.3
Property & Casualty Insurance	—	9,635	—	9,635	0.3
Brewers	9,520	—	—	9,520	0.3
Precious Metals & Minerals	8,358	—	—	8,358	0.2
Aerospace & Defense	7,530	—	—	7,530	0.2
Homebuilding	6,075	—	—	6,075	0.2
Investments Companies	217,236	—	—	217,236	6.5
Preferred Stocks
Electric Utilities	17,724	—	—	17,724	0.5
Short-Term Investments	—	66,000	—	66,000

Total Assets	$1,701,551	$1,694,684	$—	$3,396,235

*	Summary of Long-Term Investments by Industry Classification as a percentage of net assets totals to 99.4%.

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.0%
Australia 11.3%
AGL Energy Ltd.	568	$6,126
AMP Ltd.	6,042	23,674
Ansell Ltd.	2,138	15,059
Australia & New Zealand Banking Group Ltd. — ADR	3,908	51,586
Commonwealth Bank of Australia	2,374	74,228
Macquarie Group Ltd.	1,697	53,302
Metcash Ltd.	8,084	27,995
National Australia Bank Ltd. — ADR	3,432	61,364
Origin Energy Ltd.	698	8,213
Telstra Corp., Ltd. — ADR	627	8,527
Wesfarmers Ltd.	2,107	38,355
Westfield Group (REIT)	809	7,369
Westpac Banking Corp. — ADR	301	24,261

		400,059

Austria 1.9%
Erste Group Bank AG	1,055	28,664
OMV AG	261	9,785
Voestalpine AG	973	26,695

		65,144

Belgium 3.0%
Colruyt SA	217	49,521
Delhaize Group — ADR	85	5,991
Dexia SA (a)	3,041	23,060
Fortis AG (a)	5,719	19,498
KBC Groep NV (a)	412	7,516

		105,586

Bermuda 3.8%
Dairy Farm International Holdings Ltd.	11,700	75,521
Jardine Matheson Holdings Ltd. — ADR	1,089	30,437

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Bermuda (continued)
Jardine Strategic Holdings Ltd.	2,000	$29,430

		135,388

China 1.6%
BOC Hong Kong Holdings Ltd.	31,500	55,759

Denmark 1.1%
Danske Bank A/S (a)	2,214	38,216

Finland 3.4%
Kone Oyj, Class B	222	6,818
Sampo Oyj, Class A	3,218	60,725
Stora Enso Oyj, Class R — ADR	1,532	8,043
UPM-Kymmene Oyj	4,988	43,472

		119,058

France 4.2%
Alstom SA	336	19,887
AXA SA — ADR	771	14,618
BNP Paribas — ADR	779	25,263
Compagnie de Saint-Gobain	274	9,161
Credit Agricole SA — ADR	7,466	45,916
Publicis Groupe — ADR	220	6,565
Sodexo	303	15,585
Total SA — ADR	208	11,280

		148,275

Germany 3.8%
Allianz SE	189	17,477
BASF SE	180	7,179
Daimler AG	185	6,710
Deutsche Bank AG	464	28,304
Fresenius Medical Care AG & Co., KGaA — ADR	527	23,715
Linde AG	147	12,085
Merck KGaA	68	6,933

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Suedzucker AG	1,067	$21,702
ThyssenKrupp AG	427	10,639

		134,744

Greece 3.4%
Alpha Bank AE (a)	3,055	33,011
EFG Eurobank Ergasias SA (a)	4,278	44,565
Piraeus Bank SA (a)	4,347	42,849

		120,425

Italy 4.5%
Assicurazioni Generali SpA	669	13,963
Banca Monte dei Paschi di Siena SpA	5,536	8,942
Enel SpA	1,834	8,935
ENI SpA — ADR	422	20,007
Intesa Sanpaolo SpA — ADR (a)	1,286	24,794
Saipem SpA	847	20,676
Telecom Italia SpA	9,458	13,099
UniCredit SpA (a)	18,993	48,659

		159,075

Japan 23.4%
Acom Co., Ltd.	470	11,731
Alpen Co., Ltd.	1,600	28,960
Asahi Breweries Ltd.	600	8,616
Daihatsu Motor Co., Ltd.	3,000	27,798
FamilyMart Co., Ltd.	1,800	56,416
Fukuyama Transporting Co., Ltd.	3,000	13,358
GS Yuasa Corp.	12,000	105,362
Hankyu Hanshin Holdings, Inc.	4,000	18,719
Hosiden Corp.	1,400	17,729
JFE Holdings, Inc.	600	20,040
Kaken Pharmaceutical Co., Ltd.	4,000	35,613
Kandenko Co., Ltd.	4,000	29,611

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Keihin Electric Express Railway Co., Ltd.	4,000	$31,006
Kureha Corp.	2,000	10,554
Kyowa Exeo Corp.	1,000	9,926
Kyudenko Corp.	8,000	55,325
Mitsubishi Corp. — ADR	436	15,958
Mitsubishi Motors Corp. (a)	7,000	13,069
Mitsui & Co., Ltd. — ADR	99	23,269
Nagoya Railroad Co., Ltd.	4,000	12,812
Net One Systems Co., Ltd.	21	36,881
Nippon Flour Mills Co., Ltd.	5,000	24,053
Panasonic Corp. — ADR	495	6,628
QP Corp.	1,600	16,672
Rinnai Corp.	800	35,315
Ryosan Co., Ltd.	700	16,421
Sagami Railway Co., Ltd.	1,000	4,096
Sanyo Electric Co., Ltd. (a)	11,000	28,433
Shimizu Corp.	3,000	13,023
SHO-BOND Holdings Co., Ltd.	1,300	24,634
Toyo Suisan Kaisha, Ltd.	2,000	41,278
Yamazaki Baking Co., Ltd.	3,000	33,840

		827,146

Netherlands 1.8%
ING Groep NV — ADR	3,852	39,059
Koninklijke Ahold NV — ADR	1,638	18,739
TNT NV — ADR	298	5,811

		63,609

New Zealand 3.7%
Fletcher Building Ltd.	15,419	65,276
Telecom Corp. of New Zealand Ltd. — ADR	7,641	66,553

		131,829

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Norway 1.6%
DnB NOR ASA (a)	7,319	$56,038

Portugal 1.1%
Jeronimo Martins SGPS SA	4,691	32,026
Portugal Telecom SGPS SA — ADR	715	6,986

		39,012

Singapore 2.6%
DBS Group Holdings Ltd. — ADR	1,041	33,676
Jardine Cycle & Carriage Ltd.	1,000	13,237
Oversea-Chinese Bank Corp., Ltd.	6,000	27,591
Wilmar International Ltd.	5,000	17,280

		91,784

Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA — ADR	2,773	34,829
Banco Santander SA — ADR	2,313	27,987
Repsol YPF SA — ADR	468	10,465
Viscofan SA	966	20,624

		93,905

Sweden 2.5%
Skandinaviska Enskilda Banken AB, Class A (a)	4,342	19,085
Svenska Handelsbanken AB, Class A	401	7,577
Volvo AB, Class B	9,927	61,515

		88,177

Switzerland 0.4%
Zurich Financial Services AG	74	13,099

United Kingdom 8.7%
Amec PLC	2,110	22,718
AstraZeneca PLC — ADR	787	34,738
BHP Billiton PLC — ADR	676	30,731
BP PLC — ADR	157	7,486
BT Group PLC — ADR	810	13,608

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Carnival PLC — ADR	204	$5,465
Compass Group PLC — ADR	7,364	41,901
G4S PLC	2,207	7,590
HMV Group PLC	5,011	9,316
HSBC Holdings PLC — ADR	514	21,470
Johnson Matthey PLC	938	17,810
Misys PLC	3,356	9,548
Next PLC	261	6,325
Pearson PLC — ADR	540	5,459
Royal Dutch Shell PLC — ADR	193	9,816
RSA Insurance Group PLC	9,967	19,777
Serco Group PLC	1,774	12,325
Standard Chartered PLC	799	15,049
TUI Travel PLC	4,181	15,986

		307,118

Venezuela 0.5%
Aviva PLC	3,358	18,976

Total Common Stocks 91.0%		3,212,422

Investment Companies 8.1%
United States 8.1%
iShares MSCI EAFE Growth Index Fund	1,585	73,211
iShares MSCI EAFE Index Fund	3,410	156,212
iShares MSCI EAFE Value Index Fund	1,350	56,930

Total Investment Companies 8.1%		286,353

Total Long-Term Investments 99.1% (Cost $3,114,392)		3,498,775

Repurchase Agreements 1.3%
Banc of America Securities ($2,627 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $2,627)		2,627

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($44,373 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $44,373)	$44,373

Total Repurchase Agreements 1.3% (Cost $47,000)	47,000

Total Investments 100.4% (Cost $3,161,392)	3,545,775

Foreign Currency 0.0% (Cost $1,141)	1,144

Liabilities in Excess of Other Assets (0.4%)	(16,183)

Net Assets 100.0%	$3,530,736

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $2,354,408.

(a) Non-income producing security.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

			Level 3
		Level 2	Significant		Percent
	Level 1	Other Significant	Unobservable		of Net
Investment Type	Quoted Prices	Observable Events	Inputs	Total	Assets

Assets
Common Stocks
Advertising	$6,565	$—	$—	$6,565	0.2%
Agricultural Products	—	38,982	—	38,982	1.1
Air Freight & Logistics	5,811	—	—	5,811	0.2
Application Software	—	9,548	—	9,548	0.3
Automobile Manufacturers	6,710	40,867	—	47,576	1.3
Brewers	—	8,616	—	8,616	0.2
Building Products	—	9,162	—	9,162	0.3
Commodity Chemicals	—	10,554	—	10,554	0.3
Construction & Engineering	—	155,237	—	155,237	4.4
Construction & Farm Machinery & Heavy Trucks	—	61,515	—	61,515	1.7
Construction Materials	—	65,276	—	65,276	1.8
Consumer Electronics	6,628	28,433	—	35,061	1.0
Consumer Finance	—	11,731	—	11,731	0.3
Department Stores	—	6,325	—	6,325	0.2
Distributors	—	13,237	—	13,237	0.4
Diversified Banks	379,450	530,810	—	910,260	25.8
Diversified Chemicals	—	7,180	—	7,180	0.2
Diversified Commercial & Professional Services	—	7,590	—	7,590	0.2
Diversified Metals & Mining	30,731	—	—	30,731	0.9
Electric Utilities	—	8,935	—	8,935	0.2
Electrical Components & Equipment	—	105,362	—	105,362	3.0
Electronic Components	—	17,729	—	17,729	0.5
Environmental & Facilities Services	—	12,325	—	12,325	0.3
Food Distributors	—	27,995	—	27,995	0.8
Food Retail	24,730	213,485	—	238,214	6.7
Health Care Services	23,715	—	—	23,715	0.7
Health Care Supplies	—	15,059	—	15,059	0.4
Heavy Electrical Equipment	—	19,887	—	19,887	0.6
Hotels, Resorts & Cruise Lines	5,465	15,986	—	21,451	0.6
Household Appliances	—	35,315	—	35,315	1.0

Van Kampen O’Shaughnessy International Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

			Level 3
		Level 2	Significant		Percent
	Level 1	Other Significant	Unobservable		of Net
Investment Type	Quoted Prices	Observable Events	Inputs	Total	Assets*

Industrial Conglomerates	$30,438	$86,504	$—	$116,941	3.3%
Industrial Gases	—	12,086	—	12,086	0.3
Industrial Machinery	—	6,818	—	6,818	0.2
Integrated Oil & Gas	59,053	17,998	—	77,051	2.2
Integrated Telecommunication Services	95,674	13,099	—	108,773	3.1
Investment Banking & Brokerage	—	53,302	—	53,302	1.5
IT Consulting & Other Services	—	36,881	—	36,881	1.0
Life & Health Insurance	—	23,674	—	23,674	0.7
Multi-Line Insurance	14,618	144,017	—	158,635	4.5
Multi-Utilities	—	6,125	—	6,125	0.2
Oil & Gas Equipment & Services	—	20,676	—	20,676	0.6
Other Diversified Financial Services	39,059	19,498	—	58,558	1.7
Packaged Foods & Meats	—	136,466	—	136,466	3.9
Paper Products	8,043	43,472	—	51,515	1.5
Pharmaceuticals	34,738	42,545	—	77,283	2.2
Publishing	5,459	—	—	5,459	0.1
Railroads	—	47,915	—	47,915	1.4
Restaurants	41,901	15,585	—	57,486	1.6
Retail REIT’s	—	7,369	—	7,369	0.2
Specialty Chemicals	—	17,810	—	17,810	0.5
Specialty Stores	—	38,276	—	38,276	1.1
Steel	—	57,374	—	57,374	1.6
Technology Distributors	—	16,421	—	16,421	0.5
Trading Companies & Distributors	39,227	—	—	39,227	1.1
Trucking	—	13,358	—	13,358	0.4
Investment Companies	286,353	—	—	286,353	8.1
Short-Term Investments	—	47,000	—	47,000

Total Assets	$1,144,367	$2,401,408	$—	$3,545,775

*    Summary of Long-Term Investments by industry Classification as a percentage of net assets totals to 99.1%.

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.4%
Agricultural Products 0.8%
Archer-Daniels-Midland Co.	337	$9,022

Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	130	6,780

Airlines 0.3%
Southwest Airlines Co.	541	3,641

Apparel Retail 2.0%
Gap, Inc.	299	4,904
Ross Stores, Inc.	221	8,531
TJX Co., Inc.	340	10,696

		24,131

Application Software 0.6%
Adobe Systems, Inc. (a)	247	6,990

Automotive Retail 1.9%
AutoZone, Inc. (a)	102	15,413
O’Reilly Automotive, Inc. (a)	182	6,931

		22,344

Biotechnology 3.7%
Amgen, Inc. (a)	271	14,347
Biogen Idec, Inc. (a)	176	7,947
Cephalon, Inc. (a)	102	5,778
Genzyme Corp. (a)	118	6,569
Gilead Sciences, Inc. (a)	198	9,274

		43,915

Broadcasting & Cable TV 3.0%
Comcast Corp., Class A	544	7,882
DIRECTV Group, Inc. (a)	1,098	27,132

		35,014

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Communications Equipment 0.9%
QUALCOMM, Inc.	236	$10,667

Computer & Electronics Retail 0.3%
Best Buy Co., Inc.	112	3,751

Computer Hardware 1.4%
Apple, Inc. (a)	77	10,967
Hewlett-Packard Co.	146	5,643

		16,610

Construction & Engineering 0.6%
Fluor Corp.	145	7,437

Consumer Electronics 0.3%
Panasonic Corp. — ADR (Japan)	284	3,803

Data Processing & Outsourced Services 0.7%
Affiliated Computer Services, Inc., Class A (a)	87	3,865
Automatic Data Processing, Inc.	130	4,607

		8,472

Department Stores 1.0%
Kohl’s Corp. (a)	269	11,500

Diversified Chemicals 1.0%
BASF SE — ADR (Germany)	94	3,736
FMC Corp.	175	8,278

		12,014

Diversified Commercial & Professional Services 0.4%
SAIC, Inc. (a)	230	4,267

Education Services 1.2%
Apollo Group, Inc., Class A (a)	137	9,743
ITT Educational Services, Inc. (a)	47	4,731

		14,474

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electric Utilities 2.3%
Centrais Eletricas Brasileiras SA — ADR (Brazil)	324	$4,724
Enersis SA — ADR (Chile)	277	5,116
Progress Energy, Inc.	248	9,382
Southern Co.	266	8,289

		27,511

Electronic Components 1.5%
Amphenol Corp., Class A	115	3,638
Dolby Laboratories, Inc., Class A (a)	106	3,952
Kyocera Corp. — ADR (Japan)	133	9,935

		17,525

Electronic Equipment Manufacturers 0.4%
FLIR Systems, Inc. (a)	243	5,482

Environmental & Facilities Services 1.0%
Stericycle, Inc. (a)	67	3,452
Waste Management, Inc.	281	7,913

		11,365

Fertilizers & Agricultural Chemicals 1.0%
Agrium, Inc. (Canada)	102	4,069
Monsanto Co.	96	7,136

		11,205

Food Retail 1.6%
Koninklijke Ahold NV — ADR (Netherlands)	698	7,985
Kroger Co.	476	10,496

		18,481

Gas Utilities 0.2%
UGI Corp.	111	2,829

General Merchandise Stores 0.6%
Family Dollar Stores, Inc.	99	2,802
Target Corp.	104	4,105

		6,907

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Gold 1.1%
Goldcorp, Inc. (Canada)	137	$4,761
Newmont Mining Corp.	204	8,337

		13,098

Health Care Equipment 2.0%
Baxter International, Inc.	133	7,043
C.R. Bard, Inc.	80	5,956
Edwards Lifesciences Corp. (a)	61	4,150
Varian Medical Systems, Inc. (a)	170	5,974

		23,123

Health Care Services 1.5%
Express Scripts, Inc. (a)	112	7,700
Medco Health Solutions, Inc. (a)	82	3,740
Quest Diagnostics, Inc.	112	6,320

		17,760

Health Care Supplies 0.6%
Alcon, Inc. (Switzerland)	64	7,432

Health Care Technology 0.5%
Cerner Corp. (a)	94	5,855

Home Improvement Retail 1.3%
Home Depot, Inc.	194	4,584
Lowe’s Cos., Inc.	212	4,115
Sherwin-Williams Co.	118	6,343

		15,042

Household Products 1.2%
Clorox Co.	183	10,217
Procter & Gamble Co.	81	4,139

		14,356

Hypermarkets & Super Centers 1.0%
Wal-Mart Stores, Inc.	251	12,158

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Machinery 0.3%
Dover Corp.	115	$3,805

Insurance Brokers 2.1%
Aon Corp.	413	15,640
Marsh & McLennan Co., Inc.	441	8,878

		24,518

Integrated Oil & Gas 6.5%
Chevron Corp.	313	20,736
ConocoPhillips	178	7,487
ENI SpA — ADR (Italy)	88	4,172
Exxon Mobil Corp.	200	13,982
Murphy Oil Corp.	68	3,694
Occidental Petroleum Corp.	351	23,099
Sasol Ltd. — ADR (South Africa)	112	3,900

		77,070

Integrated Telecommunication Services 5.7%
AT&T, Inc.	391	9,713
Chunghwa Telecom Co. Ltd. — ADR (Republic of China (Taiwan)) (a)	290	5,751
Nippon Telegraph & Telephone Corp. — ADR (Japan)	657	13,370
Swisscom AG — ADR (Switzerland)	99	3,034
Tele Norte Leste Participacoes SA — ADR (Brazil)	286	4,253
Telefonos de Mexico, SA de CV — ADR (Mexico)	871	14,119
Telstra Corp. Ltd. — ADR (Australia)	340	4,624
Verizon Communications, Inc.	395	12,138

		67,002

Internet Retail 0.4%
Amazon.com, Inc. (a)	56	4,685

Internet Software & Services 0.8%
Google, Inc., Class A (a)	21	8,853

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Investment Banking & Brokerage 0.7%
Charles Schwab Corp.	496	$8,700

Managed Health Care 1.1%
UnitedHealth Group, Inc.	293	7,319
WellPoint, Inc. (a)	117	5,954

		13,273

Movies & Entertainment 0.3%
Walt Disney Co.	176	4,106

Multi-Utilities 4.0%
Consolidated Edison, Inc.	229	8,569
MDU Resources Group, Inc.	281	5,331
PG&E Corp.	286	10,994
Sempra Energy	266	13,202
Wisconsin Energy Corp.	85	3,460
Xcel Energy, Inc.	298	5,486

		47,042

Office Electronics 0.3%
Canon, Inc. — ADR (Japan)	124	4,034

Oil & Gas Drilling 0.4%
ENSCO International, Inc.	127	4,428

Oil & Gas Equipment & Services 0.7%
Baker Hughes, Inc.	108	3,936
Halliburton Co.	205	4,243

		8,179

Oil & Gas Exploration & Production 4.4%
Anadarko Petroleum Corp.	108	4,902
Apache Corp.	103	7,432
Canadian Natural Resources Ltd. (Canada)	68	3,569
Devon Energy Corp.	57	3,107
EnCana Corp. (Canada)	75	3,710

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production (continued)
EOG Resources, Inc.	103	$6,996
Noble Energy, Inc.	104	6,133
Southwestern Energy Co. (a)	311	12,082
Talisman Energy, Inc. (Canada)	297	4,244

		52,175

Packaged Foods & Meats 2.8%
Campbell Soup Co.	169	4,972
General Mills, Inc.	169	9,467
Hershey Co.	269	9,684
HJ Heinz Co.	104	3,713
Kraft Foods, Inc., Class A	206	5,220

		33,056

Personal Products 0.3%
Estee Lauder Cos., Inc., Class A	113	3,692

Pharmaceuticals 6.4%
Abbott Laboratories	269	12,654
AstraZeneca PLC — ADR (United Kingdom)	381	16,818
Biovail Corp. (Canada)	397	5,340
Bristol-Myers Squibb Co.	562	11,414
GlaxoSmithKline PLC — ADR (United Kingdom)	177	6,255
Johnson & Johnson	129	7,327
Merck & Co., Inc.	167	4,669
Pfizer, Inc.	456	6,840
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	82	4,046

		75,363

Property & Casualty Insurance 2.2%
Chubb Corp.	274	10,927
Travelers Co., Inc.	353	14,487

		25,414

Railroads 3.2%
Burlington Northern Santa Fe Corp.	82	6,030

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Railroads (continued)
CSX Corp.	196	$6,788
Norfolk Southern Corp.	320	12,054
Union Pacific Corp.	237	12,338

		37,210

Regional Banks 0.3%
BB&T Corp.	183	4,022

Restaurants 1.5%
Darden Restaurants, Inc.	114	3,760
McDonald’s Corp.	245	14,085

		17,845

Semiconductors 1.9%
Altera Corp.	679	11,054
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR (Republic of China (Taiwan))	782	7,359
United Microelectronics Corp. — ADR (Republic of China (Taiwan))	1,543	4,073

		22,486

Soft Drinks 0.4%
Fomento Economico Mexicano SA de CV, Class B — ADR (Mexico)	135	4,352

Specialty Chemicals 0.4%
Ecolab, Inc.	108	4,211

Steel 0.4%
Nucor Corp.	93	4,132

Systems Software 3.7%
BMC Software, Inc. (a)	204	6,893
Check Point Software Technologies Ltd. (Israel) (a)	210	4,929
McAfee, Inc. (a)	121	5,105
Microsoft Corp.	266	6,323
Oracle Corp.	773	16,558

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software (continued)
Symantec Corp. (a)	213	$3,314

		43,122

Tobacco 0.2%
Altria Group, Inc.	152	2,491

Trading Companies & Distributors 0.3%
Fastenal Co.	107	3,549

Water Utilities 0.5%
Aqua America, Inc.	347	6,211

Wireless Telecommunication Services 0.7%
NTT DoCoMo, Inc. — ADR (Japan)	579	8,424

Total Common Stocks 91.4%		1,078,411

Investment Companies 8.0%
iShares Russell 1000 Growth Index Fund	1,277	52,395
iShares S&P 500 Growth Index Fund	880	42,038

Total Investment Companies 8.0%		94,433

Total Long-Term Investments 99.4% (Cost $1,143,010)		1,172,844

Repurchase Agreements 1.4%
Banc of America Securities ($894 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $894)		894
JPMorgan Chase & Co. ($15,106 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $15,106)		15,106

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)

Total Repurchase Agreements 1.4% (Cost $16,000)	$16,000

Total Investments 100.8%
(Cost $1,159,010)	1,188,844

Liabilities in Excess of Other Assets (0.8%)	(9,279)

Net Assets 100.0%	$1,179,565

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total
Assets
Common Stocks
Agricultural Products	$9,022	$—	$—	$9,022
Air Freight & Logistics	6,780	—	—	6,780
Airlines	3,641	—	—	3,641
Apparel Retail	24,131	—	—	24,131
Application Software	6,990	—	—	6,990
Automotive Retail	22,344	—	—	22,344
Biotechnology	43,915	—	—	43,915
Broadcasting & Cable TV	35,014	—	—	35,014

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total
Communications Equipment	$10,667	$—	$—	$10,667
Computer & Electronics Retail	3,751	—	—	3,751
Computer Hardware	16,610	—	—	16,610
Construction & Engineering	7,437	—	—	7,437
Consumer Electronics	3,803	—	—	3,803
Data Processing & Outsourced Services	8,472	—	—	8,472
Department Stores	11,500	—	—	11,500
Diversified Chemicals	12,014	—	—	12,014
Diversified Commercial & Professional Services	4,267	—	—	4,267
Education Services	14,474	—	—	14,474
Electric Utilities	27,511	—	—	27,511
Electronic Components	17,525	—	—	17,525
Electronic Equipment Manufacturers	5,482	—	—	5,482
Environmental & Facilities Services	11,365	—	—	11,365
Fertilizers & Agricultural Chemicals	11,205	—	—	11,205
Food Retail	18,481	—	—	18,481
Gas Utilities	2,829	—	—	2,829

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total
General Merchandise Stores	$6,907	$—	$—	$6,907
Gold	13,098	—	—	13,098
Health Care Equipment	23,123	—	—	23,123
Health Care Services	17,760	—	—	17,760
Health Care Supplies	7,432	—	—	7,432
Health Care Technology	5,855	—	—	5,855
Home Improvement Retail	15,042	—	—	15,042
Household Products	14,356	—	—	14,356
Hypermarkets & Super Centers	12,158	—	—	12,158
Industrial Machinery	3,805	—	—	3,805
Insurance Brokers	24,518	—	—	24,518
Integrated Oil & Gas	77,070	—	—	77,070
Integrated Telecommunication Services	67,002	—	—	67,002
Internet Retail	4,685	—	—	4,685
Internet Software & Services	8,853	—	—	8,853
Investment Banking & Brokerage	8,700	—	—	8,700

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total
Managed Health Care	$13,273	$—	$—	$13,273
Movies & Entertainment	4,106	—	—	4,106
Multi-Utilities	47,042	—	—	47,042
Office Electronics	4,034	—	—	4,034
Oil & Gas Drilling	4,428	—	—	4,428
Oil & Gas Equipment & Services	8,179	—	—	8,179
Oil & Gas Exploration & Production	52,175	—	—	52,175
Packaged Foods & Meats	33,056	—	—	33,056
Personal Products	3,692	—	—	3,692
Pharmaceuticals	75,363	—	—	75,363
Property & Casualty Insurance	25,414	—	—	25,414
Railroads	37,210	—	—	37,210
Regional Banks	4,022	—	—	4,022
Restaurants	17,845	—	—	17,845
Semiconductors	22,486	—	—	22,486
Soft Drinks	4,352	—	—	4,352
Specialty Chemicals	4,211	—	—	4,211
Steel	4,132	—	—	4,132

Van Kampen O’Shaughnessy Large Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total
Systems Software	$43,122	$—	$—	$43,122
Tobacco	2,491	—	—	2,491
Trading Companies & Distributors	3,549	—	—	3,549
Water Utilities	6,211	—	—	6,211
Wireless Telecommunication Services	8,424	—	—	8,424
Investment Companies	94,433	—	—	94,433
Short-Term Investments	—	16,000	—	16,000

Total Assets	$1,172,844	$16,000	$—	$1,188,844

Van Kampen O’Shaughnessy Small/Mid Cap Growth Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.0%
Aerospace & Defense 0.8%
AAR Corp. (a)	402	$6,452
Cubic Corp.	73	2,613

		9,065

Agricultural Products 1.0%
Archer-Daniels-Midland Co.	430	11,511

Airlines 1.6%
Airtran Holdings, Inc. (a)	934	5,781
Alaska Air Group, Inc. (a)	207	3,780
Continental Airlines, Inc., Class B (a)	473	4,191
JetBlue Airways Corp. (a)	1,277	5,453

		19,205

Apparel, Accessories & Luxury Goods 1.1%
Carter’s, Inc. (a)	402	9,893
Warnaco Group, Inc. (a)	100	3,240

		13,133

Apparel Retail 5.1%
Aeropostale, Inc. (a)	253	8,670
Buckle, Inc.	92	2,923
Finish Line, Inc., Class A	1,837	13,631
Gymboree Corp. (a)	124	4,399
Hot Topic, Inc. (a)	2,045	14,949
Jos. A. Bank Clothiers, Inc. (a)	168	5,789
Ross Stores, Inc.	183	7,064
Wet Seal, Inc., Class A (a)	1,385	4,252

		61,677

Application Software 0.3%
Salesforce.com, Inc. (a)	85	3,245

Automobile Manufacturers 0.7%
Ford Motor Co. (a)	1,285	7,800

	Number of
Description	Shares	Value

Automotive Retail 3.3%
Asbury Automotive Group, Inc.	390	$3,994
AutoNation, Inc. (a)	166	2,880
AutoZone, Inc. (a)	104	15,715
Group 1 Automotive, Inc.	150	3,903
O’Reilly Automotive, Inc. (a)	246	9,368
Penske Auto Group, Inc.	266	4,426

		40,286

Biotechnology 2.6%
Amgen, Inc. (a)	106	5,612
Biogen Idec, Inc. (a)	212	9,572
Cubist Pharmaceuticals, Inc. (a)	169	3,098
Myriad Genetics, Inc. (a)	279	9,946
Myriad Pharmaceuticals, Inc. (a)	60	279
OSI Pharmaceuticals, Inc. (a)	105	2,964

		31,471

Broadcasting & Cable TV 1.0%
Cablevision Systems Corp., Class A	178	3,455
DIRECTV Group, Inc. (a)	340	8,401

		11,856

Casinos & Gaming 0.9%
WMS Industries, Inc. (a)	336	10,587

Coal & Consumable Fuels 0.5%
Consol Energy, Inc.	174	5,909

Communications Equipment 3.1%
3Com Corp. (a)	3,566	16,796
Arris Group, Inc. (a)	341	4,147
CommScope, Inc. (a)	129	3,387
InterDigital, Inc. (a)	530	12,953

		37,283

	Number of
Description	Shares	Value

Computer Storage & Peripherals 2.1%
Synaptics, Inc. (a)	514	$19,866
Western Digital Corp. (a)	194	5,141

		25,007

Construction & Engineering 0.9%
EMCOR Group, Inc. (a)	164	3,299
Quanta Services, Inc. (a)	168	3,886
URS Corp. (a)	71	3,516

		10,701

Data Processing & Outsourced Services 0.8%
CSG Systems International, Inc. (a)	762	10,089

Department Stores 0.3%
Nordstrom, Inc.	160	3,182

Distributors 0.7%
LKQ Corp. (a)	479	7,880

Diversified Commercial & Professional Services 0.2%
FTI Consulting, Inc. (a)	55	2,790

Diversified Metals & Mining 2.3%
Compass Minerals International, Inc.	427	23,447
Teck Resources Ltd., Class B (Canada) (a)	259	4,128

		27,575

Education Services 6.7%
Apollo Group, Inc., Class A (a)	173	12,303
Corinthian Colleges, Inc. (a)	1,501	25,412
DeVry, Inc.	349	17,464
ITT Educational Services, Inc. (a)	177	17,817
Strayer Education, Inc.	35	7,634

		80,630

Electrical Components & Equipment 0.9%
American Superconductor Corp. (a)	117	3,071

	Number of
Description	Shares	Value

Electrical Components & Equipment (continued)
First Solar, Inc. (a)	25	$4,053
General Cable Corp. (a)	95	3,570

		10,694

Electronic Manufacturing Services 0.3%
Celestica, Inc. (Canada) (a)	563	3,840

Environmental & Facilities Services 1.1%
Clean Harbors, Inc. (a)	112	6,047
Tetra Tech, Inc. (a)	259	7,420

		13,467

Fertilizers & Agricultural Chemicals 1.6%
Monsanto Co.	78	5,799
Scotts Miracle-Gro Co., Class A	388	13,599

		19,398

Food Retail 1.1%
Casey’s General Stores, Inc.	170	4,367
Pantry, Inc. (a)	520	8,632

		12,999

Footwear 0.3%
Steven Madden Ltd. (a)	126	3,207

Gas Utilities 0.6%
Laclede Group, Inc.	138	4,572
New Jersey Resources Corp.	84	3,111

		7,683

General Merchandise Stores 5.5%
99 Cents Only Stores (a)	1,407	19,107
Big Lots, Inc. (a)	352	7,403
Dollar Tree, Inc. (a)	385	16,209
Family Dollar Stores, Inc.	691	19,555
Fred’s, Inc., Class A	292	3,679

		65,953

	Number of
Description	Shares	Value

Gold 0.8%
AngloGold Ashanti Ltd. — ADR (South Africa)	250	$9,158

Health Care Equipment 4.4%
American Medical Systems Holdings, Inc. (a)	662	10,460
Cyberonics, Inc. (a)	178	2,960
Edwards Lifesciences Corp. (a)	44	2,994
Greatbatch, Inc. (a)	289	6,534
STERIS Corp.	166	4,329
Thoratec Corp. (a)	969	25,950

		53,227

Health Care Facilities 0.3%
Psychiatric Solutions, Inc. (a)	181	4,116

Health Care Services 1.9%
Amedisys, Inc. (a)	191	6,307
Express Scripts, Inc. (a)	93	6,394
Medco Health Solutions, Inc. (a)	219	9,988

		22,689

Health Care Supplies 1.4%
Cooper Cos., Inc.	685	16,940

Health Care Technology 1.6%
Computer Programs & Systems, Inc.	498	19,078

Home Furnishings 0.3%
Tempur-Pedic International, Inc.	265	3,464

Home Improvement Retail 0.4%
Sherwin-Williams Co.	100	5,375

Household Products 1.3%
Central Garden & Pet Co., Class A (a)	1,579	15,553

Housewares & Specialties 0.3%
National Presto Industries, Inc.	44	3,348

	Number of
Description	Shares	Value

Industrial Conglomerates 0.3%
McDermott International, Inc. (Panama) (a)	157	$3,189

Integrated Telecommunication Services 0.5%
Qwest Communications International, Inc.	1,577	6,545

Internet Retail 4.0%
Amazon.com, Inc. (a)	120	10,039
Blue Nile, Inc. (a)	73	3,138
Netflix, Inc. (a)	576	23,812
Priceline.com, Inc. (a)	96	10,709

		47,698

Internet Software & Services 0.6%
Akamai Technologies, Inc. (a)	196	3,759
Sohu.com, Inc. (a)	63	3,959

		7,718

Investment Banking & Brokerage 0.6%
Goldman Sachs Group, Inc.	25	3,686
Stifel Financial Corp. (a)	68	3,270

		6,956

IT Consulting & Other Services 2.2%
ManTech International Corp., Class A (a)	114	4,907
MAXIMUS, Inc.	533	21,986

		26,893

Life & Health Insurance 0.5%
Delphi Financial Group, Inc., Class A	163	3,167
Principal Financial Group, Inc.	161	3,033

		6,200

Life Sciences Tools & Services 0.3%
Bruker Corp. (a)	359	3,324

Metal & Glass Containers 0.3%
Ball Corp.	84	3,793

	Number of
Description	Shares	Value

Multi-Utilities 0.4%
CH Energy Group, Inc.	112	$5,230

Oil & Gas Exploration & Production 1.3%
Southwestern Energy Co. (a)	397	15,424

Oil & Gas Refining & Marketing 0.3%
Sunoco, Inc.	141	3,271

Packaged Foods & Meats 5.6%
Cal-Maine Foods, Inc.	119	2,970
Diamond Foods, Inc.	577	16,098
Green Mountain Coffee Roasters, Inc. (a)	468	27,668
Hershey Co.	165	5,940
Lancaster Colony Corp.	140	6,170
Lance, Inc.	253	5,852
TreeHouse Foods, Inc. (a)	105	3,021

		67,719

Paper Packaging 1.6%
Rock-Tenn Co., Class A	508	19,385

Paper Products 0.4%
Wausau Paper Corp.	667	4,482

Personal Products 0.8%
Chattem, Inc. (a)	138	9,398

Pharmaceuticals 2.0%
Mylan, Inc. (a)	274	3,576
Perrigo Co.	325	9,029
Valeant Pharmaceuticals International (a)	449	11,548

		24,153

Precious Metals & Minerals 0.3%
Pan American Silver Corp. (Canada) (a)	212	3,886

	Number of
Description	Shares	Value

Restaurants 7.6%
BJ’s Restaurants, Inc. (a)	237	$3,998
Brinker International, Inc.	298	5,075
Buffalo Wild Wings, Inc. (a)	360	11,707
Cheesecake Factory, Inc. (a)	382	6,609
Chipotle Mexican Grill, Inc., Class A (a)	90	7,200
Cracker Barrel Old Country Store, Inc.	396	11,048
Darden Restaurants, Inc.	412	13,588
DineEquity, Inc.	235	7,330
Jack in the Box, Inc. (a)	148	3,323
Ruby Tuesday, Inc. (a)	873	5,814
Steak N Shake Co. (a)	392	3,426
Texas Roadhouse, Inc., Class A (a)	275	3,000
Wendy’s/Arby’s Group, Inc., Class A	2,427	9,708

		91,826

Semiconductors 0.8%
Cypress Semiconductor Corp. (a)	363	3,339
NVIDIA Corp. (a)	285	3,218
ON Semiconductor Corp. (a)	501	3,437

		9,994

Soft Drinks 1.7%
Cott Corp. (Canada) (a)	1,206	6,802
Hansen Natural Corp. (a)	459	14,146

		20,948

Specialized Finance 0.3%
NASDAQ OMX Group, Inc. (a)	192	4,092

Specialty Chemicals 0.3%
NewMarket Corp.	47	3,165

Specialty Stores 0.9%
Jo-Ann Stores, Inc. (a)	524	10,831

	Number of
Description	Shares	Value

Systems Software 2.2%
BMC Software, Inc. (a)	180	$6,082
CA, Inc.	659	11,487
Macrovision Solutions Corp. (a)	283	6,172
Red Hat, Inc. (a)	164	3,301

		27,042

Trading Companies & Distributors 0.3%
WESCO International, Inc. (a)	133	3,330

Trucking 0.3%
Arkansas Best Corp.	147	3,873

Water Utilities 0.8%
Aqua America, Inc.	152	2,721
California Water Service Group	196	7,220

		9,941

Wireless Telecommunication Services 0.7%
American Tower Corp., Class A (a)	269	8,482

Total Common Stocks 98.0%		1,179,859

Investment Companies 2.7%
iShares Russell Midcap Growth Index Fund	900	32,805

Total Long-Term Investments 100.7%
(Cost $1,225,739)		1,212,664

Repurchase Agreements 3.2%
Banc of America Securities ($2,124 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.06%, dated 06/30/09, to be sold on 07/01/09 at $2,124)		2,124
JPMorgan Chase & Co. ($35,876 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 06/30/09, to be sold on 07/01/09 at $35,876)		35,876

Description	Value

Total Repurchase Agreements 3.2% (Cost $38,000)	$38,000

Total Investments 103.9% (Cost $1,263,739)	1,250,664

Liabilities in Excess of Other Assets (3.9%)	(46,635)

Net Assets 100.0%	$1,204,029

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Common Stocks
Aerospace & Defense	$9,065	$—	$—	$9,065
Agricultural Products	11,511	—	—	11,511
Airlines	19,205	—	—	19,205
Apparel, Accessories & Luxury Goods	13,133	—	—	13,133
Apparel Retail	61,677	—	—	61,677
Application Software	3,245	—	—	3,245
Automobile Manufacturers	7,800	—	—	7,800
Automotive Retail	40,286	—	—	40,286
Biotechnology	31,471	—	—	31,471
Broadcasting & Cable TV	11,856	—	—	11,856
Casinos & Gaming	10,587	—	—	10,587
Coal & Consumable Fuels	5,909	—	—	5,909
Communications Equipment	37,283	—	—	37,283
Computer Storage & Peripherals	25,007	—	—	25,007
Construction & Engineering	10,701	—	—	10,701
Data Processing & Outsourced Services	10,089	—	—	10,089
Department Stores	3,182	—	—	3,182
Distributors	7,880	—	—	7,880
Diversified Commercial & Professional Services	2,790	—	—	2,790

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Diversified Metals & Mining	$27,575	$—	$—	$27,575
Education Services	80,630	—	—	80,630
Electrical Components & Equipment	10,694	—	—	10,694
Electronic Manufacturing Services	3,840	—	—	3,840
Environmental & Facilities Services	13,467	—	—	13,467
Fertilizers & Agricultural Chemicals	19,398	—	—	19,398
Food Retail	12,999	—	—	12,999
Footwear	3,207	—	—	3,207
Gas Utilities	7,683	—	—	7,683
General Merchandise Stores	65,953	—	—	65,953
Gold	9,158	—	—	9,158
Health Care Equipment	53,227	—	—	53,227
Health Care Facilities	4,116	—	—	4,116
Health Care Services	22,689	—	—	22,689
Health Care Supplies	16,940	—	—	16,940
Health Care Technology	19,078	—	—	19,078
Home Furnishings	3,464	—	—	3,464
Home Improvement Retail	5,375	—	—	5,375
Household Products	15,553	—	—	15,553
Housewares & Specialties	3,348	—	—	3,348
Industrial Conglomerates	3,189	—	—	3,189
Integrated Telecommunication Services	6,545	—	—	6,545
Internet Retail	47,698	—	—	47,698
Internet Software & Services	7,718	—	—	7,718
Investment Banking & Brokerage	6,956	—	—	6,956
IT Consulting & Other Services	26,893	—	—	26,893
Life & Health Insurance	6,200	—	—	6,200
Life Sciences Tools & Services	3,324	—	—	3,324

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Metal & Glass Containers	$3,793	$—	$—	$3,793
Multi-Utilities	5,230	—	—	5,230
Oil & Gas Exploration & Production	15,424	—	—	15,424
Oil & Gas Refining & Marketing	3,271	—	—	3,271
Packaged Foods & Meats	67,719	—	—	67,719
Paper Packaging	19,385	—	—	19,385
Paper Products	4,482	—	—	4,482
Personal Products	9,398	—	—	9,398
Pharmaceuticals	24,153	—	—	24,153
Precious Metals & Minerals	3,886	—	—	3,886
Restaurants	91,826	—	—	91,826
Semiconductors	9,994	—	—	9,994
Soft Drinks	20,948	—	—	20,948
Specialized Finance	4,092	—	—	4,092
Specialty Chemicals	3,165	—	—	3,165
Specialty Stores	10,831	—	—	10,831
Systems Software	27,042	—	—	27,042
Trading Companies & Distributors	3,330	—	—	3,330
Trucking	3,873	—	—	3,873
Water Utilities	9,941	—	—	9,941
Wireless Telecommunication Services	8,482	—	—	8,482
Investment Companies	32,805	—	—	32,805
Short-Term Investments	—	38,000	—	38,000

Total Assets	$1,212,664	$38,000	$—	$1,250,664

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Partners Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 20, 2009